SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 94.4%
	Alabama — 9.3%
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	$150,000	$157,069
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	150,000	156,930
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	266,732
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	322,139
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	264,603
	Arizona — 2.4%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,969
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	150,302
	California — 5.0%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	264,666
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	161,710
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2047	200,000	200,242
	Colorado — 2.5%
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	150,000	158,613
	Colorado Educational & Cultural Facilities Authority (Roosevelt Charter Academy) (BAM), Series A, 5.00% due 7/1/2055	150,000	152,658
	Connecticut — 1.4%
[b]	Connecticut State Health & Educational Facilities Authority (Odd Fellows Home of Connecticut, Inc. Obligated Group), Series A, 6.25% due 12/15/2053	170,000	171,234
	Florida — 6.5%
[c]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	149,342
[c]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	102,525
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	150,755
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	205,000	206,821
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	200,000	204,132
	Georgia — 4.6%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	101,654
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	150,000	158,184
[a]	5.00% due 12/1/2054 (put 3/1/2032)	200,000	214,557
	Municipal Electric Authority of Georgia (JEA Electric System Revenue) (BAM), Series A, 5.00% due 1/1/2049	100,000	100,828
	Illinois — 3.6%
	City of Chicago Wastewater Transmission Revenue (AG), Series A, 5.25% due 1/1/2053	150,000	156,584
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	150,000	156,909
	State of Illinois GO, Series B, 4.00% due 11/1/2039	150,000	145,997
	Indiana — 3.7%
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group), Series B, 5.00% due 5/1/2040	250,000	261,374
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series A, 5.75% due 5/15/2055	200,000	209,203
	Iowa — 1.3%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	170,704
	Kentucky — 3.3%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	151,987
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A-1, 5.25% due 4/1/2054 (put 2/1/2032)	250,000	266,886
	Michigan — 3.8%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	277,620
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	201,196
	Missouri — 0.8%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2048	100,000	102,615
	Nevada — 2.8%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2047	100,000	100,213
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	255,162
	New Hampshire — 1.4%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	179,312
	New Jersey — 2.6%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	143,163
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	174,539	182,417
	New Mexico — 5.8%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	254,421

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.00% due 5/15/2042	$100,000	$86,540
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	138,154
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C Class I, 4.60% due 9/1/2044	245,000	251,295
	New York — 1.7%
[c]	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), Series A, 7.00% due 12/15/2055	210,000	213,874
	North Carolina — 2.4%
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2054	165,000	166,389
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2056	140,000	141,594
	North Dakota — 1.6%
	City of Horace GO,
	Series C,
	4.75% due 5/1/2044	100,000	99,233
	5.00% due 5/1/2050	100,000	96,831
	Ohio — 4.3%
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	150,000	117,087
	County of Hamilton (Life Enriching Communities Obligated Group), 5.50% due 1/1/2050	100,000	103,899
	Madison-Plains Local School District (BAM) COP, 5.50% due 12/1/2049	150,000	162,017
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	160,000	165,585
	Oklahoma — 0.8%
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 4.00% due 9/1/2032	100,000	97,824
	Pennsylvania — 4.9%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.25% due 6/1/2055	100,000	102,167
	Geisinger Authority (Kaiser Obligated Group), Series A, 5.00% due 4/1/2050	195,000	197,929
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	153,889
	Pennsylvania Turnpike Commission, Series C, 5.00% due 12/1/2046	150,000	157,945
	South Dakota — 1.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	151,546
	Tennessee — 1.2%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-2, 5.00% due 8/1/2049	150,000	151,161
	Texas — 3.7%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	150,000	160,525
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	154,413
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	155,996
	Utah — 2.5%
[c]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	194,863	199,365
[c]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	116,149
	Washington — 2.9%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A, 4.55% due 8/1/2043	100,000	102,705
[c]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	150,000	152,488
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	105,161
	Wisconsin — 6.4%
[c]	Public Finance Authority (Liberty Classical Schools Educational Services, Inc.), Series A, 6.75% due 6/15/2055	100,000	100,802
	Public Finance Authority (SR 400 Peach Partners LLC) AMT, Series 2025, 5.75% due 6/30/2060	150,000	157,312
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	200,000	204,138
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	150,000	164,334
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	182,092
	Total Long-Term Municipal Bonds — 94.4% (Cost $11,451,998)		11,893,867
	SHORT-TERM INVESTMENTS — 4.6%
	Municipal Bonds — 4.0%
	New York — 2.0%
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 3.00% due 11/1/2046 (put 7/1/2026)	245,000	245,000
	Texas — 2.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.00% due 4/1/2040 (put 7/1/2026)	250,000	250,000
	Total Municipal Bonds — 4.0% (Cost $495,000)		495,000
	Mutual Fund — 0.6%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	75,341	75,341
	Total Mutual Fund — 0.6% (Cost $75,341)		75,341
	Total Short-Term Investments — 4.6% (Cost $570,341)		570,341

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
Total Investments — 99.0% (Cost $12,022,339)		$12,464,208
Other Assets Less Liabilities — 1.0%		131,913
Net Assets — 100.0%		$12,596,121

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b	When-issued security.
c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$1,139,706, representing 9.05% of the Fund’s net assets.

d	Rate represents the money market fund annualized seven-day yield on June 30, 2026.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
PSF-GTD	Guaranteed by Permanent School Fund

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Municipal Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.